Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Years ending December 31:
2019	$ 720
2020	741
2021	763
2022	786
2023	805
Thereafter	466
Total	4,281
Total rent expense	$ 600	$ 800	$ 500